Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,118,492
Amortization	602,446
Balance to be amortized	516,046	R$ 468,488
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	422,881
Amortization	278,737
Balance to be amortized	144,144	168,450
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	65,177
Amortization
Balance to be amortized	65,177
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	274,830
Amortization	199,711
Balance to be amortized	75,119	63,080
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Cost	159,675
Amortization	40,385
Balance to be amortized	119,290	125,663
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	94,116
Amortization	58,129
Balance to be amortized	35,987	25,777
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,956
Amortization	23,528
Balance to be amortized	58,428	78,719
Others
Disclosure of detailed information about borrowings [line items]
Cost	19,857
Amortization	1,956
Balance to be amortized	R$ 17,901	R$ 6,799